Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
General.
The federal securities laws and Securities and Exchange Commission regulations require the Company to provide the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and to our non-PEO
named executive officers
(“Non-PEO
NEOs”) and certain financial performance measures of the Company. Compensation actually paid, as determined under Securities and Exchange Commission requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average SCT Total for Non- PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (Loss) (6) (In thousands)
2024	$606,622	$670,365	$461,631	$514,073	$87.84	$(513)
2023	426,390	392,869	295,875	273,789	67.28	(10,656)

(1)	James R. Brannen served as PEO for each year presented in the above table.
(2)
Compensation actually paid to the PEO for each year presented in the table, as calculated according to Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

Year	SCT Total	Less: value of equity awards from SCT	Plus: year-end fair value of unvested equity awards granted in reporting year	Change in fair value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior year which vested in year	Add: dividends & interest accrued	Compensation Actually Paid
2024	$606,622	$(238,399)	$265,749	$23,262	$13,131	—	$670,365
2023	426,390	(73,203)	74,911	(15,629)	(19,600)	—	392,869

Fair value was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)	The Non-PEO NEOs for each year presented in the table below are Richard M. Donovan and Timothy F. Dargan.
(4)	The average compensation actually paid to the Non-PEO NEOs for each year presented in the table, as calculated according to Securities and Exchange Commission regulations, was as follows:

Year	SCT Total	Less: value of equity awards from SCT	Plus: year-end fair value of unvested equity awards granted in reporting year	Change in fair value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Add: dividends & interest accrued	Compensation Actually Paid
2024	$461,631	$(198,340)	$221,853	$19,067	$9,862	—	$514,073
2023	295,875	(60,000)	61,400	(10,420)	(13,066)	—	273,789
Fair value was computed according to the Company’s methodology used for financial reporting purposes.

(5)	Total shareholder return (“TSR”) value represents the Company’s cumulative TSR based on an initial $100 investment on December 31, 2022, assuming the reinvestment of dividends.
(6)	Net income (loss) is calculated according to U.S. generally accepted accounting principles and reflects the amounts reported in the Company’s Annual Report on Form 10-K for the applicable year.

Named Executive Officers, Footnote	The Non-PEO NEOs for each year presented in the table below are Richard M. Donovan and Timothy F. Dargan.
PEO Total Compensation Amount	$ 606,622	$ 426,390
PEO Actually Paid Compensation Amount	$ 670,365	392,869
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the PEO for each year presented in the table, as calculated according to Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

Year	SCT Total	Less: value of equity awards from SCT	Plus: year-end fair value of unvested equity awards granted in reporting year	Change in fair value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior year which vested in year	Add: dividends & interest accrued	Compensation Actually Paid
2024	$606,622	$(238,399)	$265,749	$23,262	$13,131	—	$670,365
2023	426,390	(73,203)	74,911	(15,629)	(19,600)	—	392,869

Non-PEO NEO Average Total Compensation Amount	$ 461,631	295,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 514,073	273,789
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The average compensation actually paid to the Non-PEO NEOs for each year presented in the table, as calculated according to Securities and Exchange Commission regulations, was as follows:

Year	SCT Total	Less: value of equity awards from SCT	Plus: year-end fair value of unvested equity awards granted in reporting year	Change in fair value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Add: dividends & interest accrued	Compensation Actually Paid
2024	$461,631	$(198,340)	$221,853	$19,067	$9,862	—	$514,073
2023	295,875	(60,000)	61,400	(10,420)	(13,066)	—	273,789

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to PEO and the Average of the Compensation Actually Paid to Other
Non-PEO
NEOs and the Company’s Cumulative TSR.
From fiscal year 2023 to fiscal year 2024, the compensation actually paid to the PEO and the average of the compensation actually paid to the other
Non-PEO
NEOs increased by 70.63% and 87.76%, respectively. The Company’s TSR increased by 30.5% over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to PEO and the Average of the Compensation Actually Paid to Other
Non-PEO
NEOs and the Company’s Net Income.
From fiscal year 2023 to fiscal year 2024, the compensation actually paid to the PEO and the average of the compensation actually paid to the other
Non-PEO
NEOs increased by 70.63% and 87.76%, respectively. From fiscal year 2023 to fiscal year 2024, the Company’s net income increased by 95.2%.

Total Shareholder Return Amount	$ 87.84	67.28
Net Income (Loss)	$ (513,000)	(10,656,000)
PEO Name	James R. Brannen
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (238,399)	(73,203)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,749	74,911
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,262	(15,629)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,131	(19,600)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,340)	(60,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,853	61,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,067	(10,420)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,862	(13,066)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0